Interest Expense (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Schedule of Interest Expense
Interest expense is comprised of the following:

	Year ended December 31, 2023	Year ended December 31, 2022
Interest on SVB debt facility (Note 11)	$1,162,773	$958,669
Other interest and accretion	7,400	24,187

Total	$1,170,173	$982,856